UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     August 04, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $102,876 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      388     8300 SH       Sole                        0        0     8300
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     2754    71250 SH       Sole                        0        0    71250
AMGEN INC                      COM              031162100      229     4350 SH       Sole                        0        0     4350
APPLE INC                      COM              037833100      455     1810 SH       Sole                        0        0     1810
AT&T INC                       COM              00206r102     2487   102794 SH       Sole                        0        0   102794
AUTOMATIC DATA PROCESSING IN   COM              053015103      213     5300 SH       Sole                        0        0     5300
BANK OF NEW YORK MELLON CORP   COM              064058100      472    19123 SH       Sole                        0        0    19123
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     1147    19433 SH       Sole                        0        0    19433
CELGENE CORP                   COM              151020104      381     7500 SH       Sole                        0        0     7500
CISCO SYS INC                  COM              17275r102     4794   224950 SH       Sole                        0        0   224950
COCA COLA CO                   COM              191216100      205     4100 SH       Sole                        0        0     4100
CONOCOPHILLIPS                 COM              20825c104     1414    28810 SH       Sole                        0        0    28810
CONSOLIDATED EDISON INC        COM              209115104     3365    78072 SH       Sole                        0        0    78072
DANAHER CORP DEL               COM              235851102      616    16600 SH       Sole                        0        0    16600
DEVON ENERGY CORP NEW          COM              25179m103     1384    22715 SH       Sole                        0        0    22715
EATON CORP                     COM              278058102     2888    44130 SH       Sole                        0        0    44130
EXXON MOBIL CORP               COM              30231g102     2499    43794 SH       Sole                        0        0    43794
GENERAL ELECTRIC CO            COM              369604103      782    54252 SH       Sole                        0        0    54252
HANSEN MEDICAL INC             COM              411307101       65    30600 SH       Sole                        0        0    30600
HEINZ H J CO                   COM              423074103      443    10250 SH       Sole                        0        0    10250
ILLINOIS TOOL WKS INC          COM              452308109     2575    62375 SH       Sole                        0        0    62375
INTEL CORP                     COM              458140100      880    45223 SH       Sole                        0        0    45223
INTERNATIONAL BUSINESS MACHS   COM              459200101     4058    32861 SH       Sole                        0        0    32861
INTUITIVE SURGICAL INC         COM NEW          46120e602     1024     3245 SH       Sole                        0        0     3245
JOHNSON & JOHNSON              COM              478160104     2232    37792 SH       Sole                        0        0    37792
KIMBERLY CLARK CORP            COM              494368103      876    14450 SH       Sole                        0        0    14450
L-1 IDENTITY SOLUTIONS INC     COM              50212a106     2113   257970 SH       Sole                        0        0   257970
LOWES COS INC                  COM              548661107     3077   150670 SH       Sole                        0        0   150670
MEDTRONIC INC                  COM              585055106     3898   107485 SH       Sole                        0        0   107485
MERCK & CO INC NEW             COM              58933y105      490    14000 SH       Sole                        0        0    14000
MICROSOFT CORP                 COM              594918104     3348   145503 SH       Sole                        0        0   145503
NEWMONT MINING CORP            COM              651639106     1133    18350 SH       Sole                        0        0    18350
NEXTERA ENERGY INC             COM              65339f101      210     4300 SH       Sole                        0        0     4300
NIKE INC                       CL B             654106103     2019    29885 SH       Sole                        0        0    29885
NUANCE COMMUNICATIONS INC      COM              67020y100     1612   107800 SH       Sole                        0        0   107800
OMNICOM GROUP INC              COM              681919106     2344    68350 SH       Sole                        0        0    68350
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      126    13800 SH       Sole                        0        0    13800
PENN WEST ENERGY TR            TR UNIT          707885109      274    14400 SH       Sole                        0        0    14400
PEPSICO INC                    COM              713448108     5442    89294 SH       Sole                        0        0    89294
PITNEY BOWES INC               COM              724479100     2801   127534 SH       Sole                        0        0   127534
PPG INDS INC                   COM              693506107      341     5650 SH       Sole                        0        0     5650
PROCTER & GAMBLE CO            COM              742718109     4339    72348 SH       Sole                        0        0    72348
SANDRIDGE ENERGY INC           COM              80007p307       94    16200 SH       Sole                        0        0    16200
SCANA CORP NEW                 COM              80589m102     1216    34000 SH       Sole                        0        0    34000
SOUTHERN CO                    COM              842587107     3068    92190 SH       Sole                        0        0    92190
SPDR GOLD TRUST                GOLD SHS         78463v107     1402    11525 SH       Sole                        0        0    11525
SYNOVUS FINL CORP              COM              87161c105       25    10000 SH       Sole                        0        0    10000
SYSCO CORP                     COM              871829107     3745   131075 SH       Sole                        0        0   131075
TARGET CORP                    COM              87612e106      694    14110 SH       Sole                        0        0    14110
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5133    98740 SH       Sole                        0        0    98740
THERMO FISHER SCIENTIFIC INC   COM              883556102      247     5029 SH       Sole                        0        0     5029
TRAVELERS COMPANIES INC        COM              89417e109     3907    79328 SH       Sole                        0        0    79328
UNITED TECHNOLOGIES CORP       COM              913017109     3471    53480 SH       Sole                        0        0    53480
VERIZON COMMUNICATIONS INC     COM              92343v104     4358   155543 SH       Sole                        0        0   155543
WELLS FARGO & CO NEW           COM              949746101     3050   119152 SH       Sole                        0        0   119152
ZIMMER HLDGS INC               COM              98956p102      273     5060 SH       Sole                        0        0     5060